Life Insurance Operations	6 Months Ended
Sep. 30, 2021
Insurance [Abstract]
Life Insurance Operations
17.	Life Insurance Operations
Life insurance premiums and r
e
lated investment income for the six and three months ended September 30, 2020 and 2021 consist of the following:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Life insurance premiums	¥191,000	¥208,475
Life insurance related investment income*	42,751	24,322

	¥233,751	¥232,797

*   Life insurance related investment income for the six months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥36,951 million and ¥9,689 million on equity securities held as of September 30, 2020 and 2021, respectively.

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Life insurance premiums	¥101,349	¥110,822
Life insurance related investment income*	16,279	13,877

	¥117,628	¥124,699

*   Life insurance related investment income for the three months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥12,432 million and ¥5,543 million on equity securities held as of September 30, 2020 and 2021, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2020 and 2021, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Reinsurance benefits	¥1,163	¥852
Reinsurance premiums	(2,526)	(2,226)

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Reinsurance benefits	¥333	¥507
Reinsurance premiums	(1,170)	(1,097)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the six months ended September 30, 2020 and 2021 amounted to ¥9,918 million and ¥11,339 million, respectively. In addition, amortization charged to income for the three months ended September 30, 2020 and 2021 amounted to ¥5,461 million and ¥6,144 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2020 and 2021 are mainly as follows:
	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥39,900	¥10,863
Net gains or losses from derivative contracts :	(6,010)	(1,161)
Futures	(5,460)	(1,123)
Foreign exchange contracts	39	(38)
Options held	(589)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(4,670)	¥(40,285)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	22,111	47,016
Changes in the fair value of the reinsurance contracts	9,144	733

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥12,984	¥5,592
Net gains or losses from derivative contracts :	(1,544)	(878)
Futures	(1,499)	(863)
Foreign exchange contracts	16	(15)
Options held	(61)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(5,533)	¥(18,353)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	12,883	21,525
Changes in the fair value of the reinsurance contracts	1,792	314